NOTE 6 –LOANS PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Third Party Loans [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Other Loans	$ 0	$ 444,444	$ 600,000	$ 1,239,620
Financing Receivable, Unamortized Loan Cost (Fee) and Purchase Premium (Discount)	0	44,444	66,666	63,970
Payments for Loans	232,018	321,609	344,483	969,664
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest Expense	18,724	172,701	191,281	77,101
Amortization of Debt Discount (Premium)	$ 7,407	$ 63,666	78,481	$ 44,749
Interest Expense, Other Long-Term Debt			33,430
Interest Expense, Subordinated Notes and Debentures			$ 372,290